Report of the directors financial review risk report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) £ in Millions, $ in Millions	Jun. 30, 2023 USD ($) [1]	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of financial assets [line items]
– derivatives | $	$ 272,595		$ 284,159	[1]			$ 196,882
Other assets and investment properties | $							1,307,290
Total assets | $	3,041,476		2,949,286	[1]		$ 2,970,481	2,953,792
Insurance contract liabilities | $			108,816				119,307
Deferred tax liabilities | $	976		972	[1]			3,294
Other liabilities | $							2,634,873
Total liabilities | $	2,849,825		2,764,089	[1]			2,757,474
Total equity | $	191,651		185,197	[1]		$ 186,105	196,318
Total equity and liabilities | $	$ 3,041,476		$ 2,949,286	[1]			$ 2,953,792
Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets		£ 126,920			£ 120,589
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		104,947			99,424
– derivatives		285			477
– financial investments – at amortised cost		6,921			7,027
– financial assets at fair value through other comprehensive income		9,723			9,599
– other financial assets		5,044			4,062
Insurance contract assets		179			134
Reinsurance contract assets		4,928			4,413
Other assets and investment properties		4,209			4,199
Total assets		136,236			129,335
Liabilities under investment contracts designated at fair value		5,131			5,374
Insurance contract liabilities		115,295			108,428
Reinsurance contract liabilities		780			748
Deferred tax liabilities		33			25
Other liabilities		7,336			7,524
Total liabilities		128,575			122,099
Total equity		7,661			7,236
Total equity and liabilities		136,236			129,335
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Life direct participating and investment DPF contracts
Disclosure of financial assets [line items]
Financial assets		109,737			102,539
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		95,693			89,671
– derivatives		272			432
– financial investments – at amortised cost		1,296			981
– financial assets at fair value through other comprehensive income		9,099			9,030
– other financial assets		3,377			2,425
Insurance contract assets		5			4
Reinsurance contract assets		0			0
Other assets and investment properties		2,717			2,443
Total assets		112,459			104,986
Liabilities under investment contracts designated at fair value		0			0
Insurance contract liabilities		111,427			104,662
Reinsurance contract liabilities		0			0
Deferred tax liabilities		24			23
Other liabilities		0			0
Total liabilities		111,451			104,685
Total equity		0			0
Total equity and liabilities		111,451			104,685
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Life other1
Disclosure of financial assets [line items]
Financial assets		4,245			4,398
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		3,915			3,749
– derivatives		6			9
– financial investments – at amortised cost		87			165
– financial assets at fair value through other comprehensive income		0			0
– other financial assets		237			475
Insurance contract assets		174			130
Reinsurance contract assets		4,928			4,413
Other assets and investment properties		67			60
Total assets		9,414			9,001
Liabilities under investment contracts designated at fair value		0			0
Insurance contract liabilities		3,868			3,766
Reinsurance contract liabilities		780			748
Deferred tax liabilities		8			0
Other liabilities		0			0
Total liabilities		4,656			4,514
Total equity		0			0
Total equity and liabilities		4,656			4,514
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Other contracts
Disclosure of financial assets [line items]
Financial assets		5,734			6,543
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		4,137			4,916
– derivatives		0			21
– financial investments – at amortised cost		1,200			1,221
– financial assets at fair value through other comprehensive income		3			0
– other financial assets		394			385
Insurance contract assets		0			0
Reinsurance contract assets		0			0
Other assets and investment properties		31			30
Total assets		5,765			6,573
Liabilities under investment contracts designated at fair value		5,131			5,374
Insurance contract liabilities		0			0
Reinsurance contract liabilities		0			0
Deferred tax liabilities		0			0
Other liabilities		0			0
Total liabilities		5,131			5,374
Total equity		0			0
Total equity and liabilities		5,131			5,374
Shareholder assets and liabilities | Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets		7,204			7,109
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss		1,202			1,088
– derivatives		7			15
– financial investments – at amortised cost		4,338			4,660
– financial assets at fair value through other comprehensive income		621			569
– other financial assets		1,036			777
Insurance contract assets		0			0
Reinsurance contract assets		0			0
Other assets and investment properties		1,394			1,666
Total assets		8,598			8,775
Liabilities under investment contracts designated at fair value		0			0
Insurance contract liabilities		0			0
Reinsurance contract liabilities		0			0
Deferred tax liabilities		1			2
Other liabilities		7,336			7,524
Total liabilities		7,337			7,526
Total equity		7,661			7,236
Total equity and liabilities		£ 14,998			£ 14,762

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.